                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                       Chicago, IL          November 16, 2009
-------------------------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         17
Form I3F Information Table Value Total:   $322,984 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------ ----------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                           TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER              CLASS       CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------ ----------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Air Transport Services
   Group, Inc.           COM         00922R105     18,663 5,393,962 SH       Sole       None     5,393,962
Berkshire Hathaway       B           084670 20 7   21,593     6,498 SH       Sole       None         6,498
Brookfield Properties    COM         112900 10 5   26,582 2,360,767 SH       Sole       None     2,360,767
Cresud S A C I F Y A     SPON ADR    226406106     21,047 1,632,811 SH       Sole       None     1,632,811
Fairfax Finl Hldngs
   Ltd                   SUB VTG     303901 10 2   25,511    68,812 SH       Sole       None        68,812
Goldman Sachs Group Inc. COM         38141GDG6     20,438   110,864 SH       Sole       None       110,864
Harvest Nat Res Inc.     COM         41754V 10 3   29,011 5,655,201 SH       Sole       None     5,655,201
Horsehead Hldg Corp.     COM         440694305     15,980 1,363,498 SH       Sole       None     1,363,498
Interactive Brokers
   Group                 CLASS A COM 45841N107      1,888    95,004 SH       Sole       None        95,004
Leucadia National Corp.  COM         527288104     19,561   791,312 SH       Sole       None       791,312
Pinnacle Airlines Corp.  COM         723443107     14,151 2,112,054 SH       Sole       None     2,112,054
Pinnacle Airlines Corp.  COM         723443107         21    68,800 SH  Call Sole       None        68,800
Potash Corp.             COM         73755L107     29,275   324,058 SH       Sole       None       324,058
Teck Cominco             CL B        878742204     27,749 1,006,501 SH       Sole       None     1,006,501

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
Terex Corp               COM         880779 10 3   11,003   530,776 SH       Sole       Non        530,776
Ternium S.A.             SPON ADR    880890108     29,960 1,126,331 SH       Sole       None     1,126,331
Wells Fargo & Co.        COM         949746101     10,551   374,415 SH       Sole       None       374,415

                                POWER OF ATTORNEY

     Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

     (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

     (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

     This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.


By: /s/ Mohnish Pabrai
    ---------------------------------
    Mohnish Pabrai